LEASE LIABILITIES - Amounts recognized in the consolidated statement of loss and comprehensive income (loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASE LIABILITIES
Amortization expense on right of use assets	€ 579	€ 230
Interest expense on lease liabilities	65	11
Total amount recognized in the income statement	€ 644	€ 241